T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.8%
Common Stocks 1.8%
MercadoLibre (USD) (1)	141,200	158,796
Total Argentina (Cost $12,752)		158,796

AUSTRALIA 2.2%
Common Stocks 2.2%
Cochlear	332,047	45,312
IDP Education	2,657,103	25,165
NEXTDC (1)	5,934,154	48,036
oOh!media	20,537,900	10,834
OZ Minerals	2,649,717	25,718
Steadfast Group	15,459,470	37,085
Total Australia (Cost $162,616)		192,150

AUSTRIA 0.4%
Common Stocks 0.4%
BAWAG Group (1)	943,086	34,622
Total Austria (Cost $35,317)		34,622

BELGIUM 0.8%
Common Stocks 0.8%
Barco	1,228,337	24,199
Galapagos (1)	238,097	44,220
Total Belgium (Cost $60,858)		68,419

BRAZIL 1.8%
Common Stocks 1.6%
Grupo SBF (1)	3,050,500	16,988
Iguatemi Empresa de Shopping Centers	2,927,400	18,827
StoneCo, Class A (USD) (1)	1,621,952	77,383

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

Transmissora Alianca de Energia Eletrica	4,557,777	25,364
		138,562
Preferred Stocks 0.2%
Marcopolo (2)(3)	37,289,683	21,302
		21,302
Total Brazil (Cost $142,551)		159,864

CANADA 4.1%

Common Stocks 4.1%
Altus Group (4)	1,476,200	47,015
CAE	1,434,700	21,412
Descartes Systems Group (1)(4)	996,900	56,125
DIRTT Environmental Solutions (1)(2)(4)	7,600,270	12,653
Seven Generations Energy, Class A (1)	1,853,730	5,079
Shopify, Class A (1)(4)	176,343	180,336
Spin Master (1)(2)	1,826,425	34,062
Total Canada (Cost $205,284)		356,682

CHINA 13.0%

Common Stocks 7.9%
China Feihe (HKD) (4)	23,352,000	44,945
Country Garden Services Holdings (HKD)	25,481,000	153,736
Greentown Service Group (HKD)	20,052,000	27,448
Haier Electronics Group (HKD)	16,562,000	57,550
Hope Education Group (HKD) (4)	187,922,000	63,184
Huazhu Group, ADR (USD)	216,417	7,430
Hygeia Healthcare Holdings (HKD) (1)	4,002,104	16,472
JOYY, ADR (USD) (1)	454,900	36,310
Li Auto, ADR (USD) (1)	1,217,764	19,484
Li Ning (HKD)	10,607,000	34,189
Luthai Textile, B Shares (HKD) (2)	10,917,312	6,069
Renrui Human Resources Technology Holdings (HKD) (1)(4)	1,855,000	7,300
Shandong Weigao Group Medical Polymer, H Shares (HKD)	30,036,000	76,489
Tsingtao Brewery, H Shares (HKD)	5,444,000	48,530

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
Vipshop Holdings, ADR (USD) (1)	1,480,393	33,708
Zhongsheng Group Holdings (HKD) (4)	7,179,000	44,379
		677,223
Common Stocks - China A Shares 5.1%
Bafang Electric Suzhou, A Shares (CNH)	2,412,124	55,047
Changzhou Xingyu Automotive Lighting Systems, A Shares (5)	1,091,361	23,303
Fuyao Glass Industry Group, A Shares (CNH)	9,246,564	32,270
Guangzhou Wondfo Biotech, A Shares (CNH)	1,225,863	17,120
Hualan Biological Engineering, A Shares (CNH)	4,872,549	45,278
Jason Furniture Hangzhou, A Shares (CNH)	5,898,241	48,307
Jiajiayue Group, A Shares (5)	9,630,959	59,914
Qingdao Haier Biomedical, A Shares (5)	3,384,400	40,341
Shandong Sinocera Functional Material, A Shares (CNH)	5,945,100	30,494
Yifeng Pharmacy Chain, A Shares (CNH)	4,693,760	57,989
Zhongji Innolight, A Shares (CNH)	3,658,446	30,999
		441,062
Total China (Cost $648,460)		1,118,285

DENMARK 1.9%
Common Stocks 1.9%
Ambu, Class B	2,993,133	104,501
Netcompany Group (1)	848,777	61,351
Total Denmark (Cost $26,352)		165,852

EGYPT 0.3%
Common Stocks 0.3%
Edita Food Industries, GDR (USD)	1,683,373	5,249
Integrated Diagnostics Holdings (USD) (1)	5,192,671	20,922
Total Egypt (Cost $30,825)		26,171

FINLAND 0.6%
Common Stocks 0.6%
Huhtamaki (1)	664,860	29,637

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

Terveystalo	2,268,264	23,590
Total Finland (Cost $47,422)		53,227

FRANCE 2.7%

Common Stocks 2.7%
BioMerieux	181,262	29,214
Edenred	773,359	38,362
Eurofins Scientific (1)	137,694	90,125
SMCP (1)(4)	2,706,712	11,729
SPIE	1,490,271	24,259
Tikehau Capital (4)	1,352,338	35,604
Total France (Cost $197,439)		229,293

GEORGIA 0.1%

Common Stocks 0.1%
Georgia Capital (GBP) (1)	1,156,933	5,509
Total Georgia (Cost $9,433)		5,509

GERMANY 5.3%

Common Stocks 5.3%
AIXTRON (1)(2)	6,771,890	83,039
Aumann (1)(4)	365,859	5,069
Brenntag	470,603	29,042
Cancom	268,373	16,140
Evotec (1)(4)	872,484	23,084
Hypoport (1)	81,252	38,119
Instone Real Estate Group (1)	1,548,072	39,678
MorphoSys (1)	164,299	21,092
Norma Group	999,004	27,788
Scout24	1,137,636	97,789
Shop Apotheke Europe (1)(4)	504,786	75,536
Total Germany (Cost $298,165)		456,376

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
HONG KONG 1.2%
Common Stocks 1.2%
Impro Precision Industries	60,088,000	20,637
JS Global Lifestyle	51,033,500	52,402
SITC International Holdings	34,299,000	34,407
Total Hong Kong (Cost $76,032)		107,446

INDIA 2.2%
Common Stocks 2.2%
Blue Star	2,354,485	15,255
Dr Lal PathLabs	397,608	9,981
Escorts	2,977,140	44,917
Hexaware Technologies	6,662,556	34,038
Polycab India	1,805,438	19,835
TeamLease Services (1)	750,808	18,508
Torrent Pharmaceuticals	1,353,648	48,170
Total India (Cost $149,401)		190,704

IRELAND 1.0%
Common Stocks 1.0%
Cairn Homes	28,627,427	29,352
DCC (GBP)	614,942	54,681
Total Ireland (Cost $70,843)		84,033

ITALY 4.2%
Common Stocks 4.2%
Amplifon (1)	4,975,910	170,345
Brunello Cucinelli (1)	648,042	18,876
Carel Industries	3,446,919	65,098
FinecoBank Banca Fineco (1)	4,380,023	63,851
Freni Brembo (1)(4)	1,766,652	16,001
GVS (1)	2,430,581	31,695
Total Italy (Cost $175,498)		365,866

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

JAPAN 18.1%

Common Stocks 18.1%
Aida Engineering	2,538,600	15,890
Aruhi (2)(4)	2,001,800	25,745
Capcom	693,200	27,243
CyberAgent	593,500	33,572
Daiwa Office Investment	3,924	20,572
Denka	543,200	13,063
DIC	1,237,400	29,790
Disco	138,300	33,515
Electric Power Development	1,045,100	14,257
Fujitec	1,730,000	29,646
Fujitsu General	1,991,800	48,816
Fukuoka Financial Group	1,613,100	23,460
Hanwa	1,628,100	28,931
Heiwa Real Estate	1,508,300	36,816
Hikari Tsushin	100,000	21,680
Horiba	551,400	28,436
Hoshino Resorts REIT (4)	8,865	34,340
Idec (4)	1,412,900	22,814
Industrial & Infrastructure Fund Investment (4)	16,441	30,922
Koito Manufacturing	540,200	21,152
Mabuchi Motor	734,400	22,045
Maeda	4,611,100	31,486
Matsumotokiyoshi Holdings	750,300	25,065
Media do	51,800	2,934
METAWATER	842,500	36,635
Mitsui Mining & Smelting	1,299,500	27,598
Modec	2,121,400	28,297
Musashi Seimitsu Industry	2,565,500	19,052
Nakanishi	1,848,900	29,220
NET One Systems	2,277,300	88,721
Nextage (2)(4)	5,823,300	52,150
NGK Spark Plug	1,511,900	20,333

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

Nifco	1,021,600	22,953
Nippon Ceramic	784,500	15,071
Nippon Seiki	2,161,100	24,277
Nippon Soda	895,900	23,008
Nipro	3,985,800	42,677
Nitto Boseki (4)	604,700	28,269
NOF	927,700	34,736
Obara Group (2)(4)	1,075,700	34,603
PALTAC	581,200	31,481
Persol Holdings	1,715,700	21,691
Round One	3,589,600	21,364
Ryohin Keikaku	1,657,300	19,976
Sakata INX	2,891,600	26,732
Sakata Seed	564,600	17,280
Sansan (1)(4)	666,800	32,750
Sanwa Holdings	4,098,000	35,120
Stanley Electric	1,260,500	30,195
Sumitomo Seika Chemicals	557,800	17,703
Taiyo Yuden	718,800	22,786
Takuma	1,727,900	23,891
Tokyo Tatemono	2,735,800	29,240
Toyo Tire	2,642,700	35,163
VT Holdings	4,021,800	11,904
Yellow Hat	2,249,000	29,519
Total Japan (Cost $1,468,395)		1,556,585

NETHERLANDS 2.9%

Common Stocks 2.9%
Aalberts	727,259	25,972
EQT (SEK) (4)	1,862,575	44,033
IMCD	641,831	66,370
Intertrust	1,861,758	34,499
Just Eat Takeaway. com (1)(4)	503,717	54,360
Kendrion (1)	554,441	7,629

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
Van Lanschot Kempen, CVA	1,128,844	19,537
Total Netherlands (Cost $141,616)		252,400

NEW ZEALAND 2.0%
Common Stocks 2.0%
Fisher & Paykel Healthcare	5,770,656	138,233
Xero (AUD) (1)	494,606	31,701
Total New Zealand (Cost $32,763)		169,934

SPAIN 2.5%
Common Stocks 2.5%
Aedas Homes (1)	1,535,430	32,428
Amadeus IT Group, A Shares	992,305	49,551
CIE Automotive	1,044,229	16,519
Inmobiliaria Colonial Socimi	6,060,482	51,949
Laboratorios Farmaceuticos Rovi	1,801,666	62,225
Total Spain (Cost $196,382)		212,672

SWEDEN 3.6%
Common Stocks 3.6%
Ambea (1)(2)	4,727,275	29,327
Avanza Bank Holding	3,310,409	64,550
Elekta, B Shares (4)	7,469,651	76,979
MIPS	195,606	8,266
Thule Group (4)	3,315,791	98,632
Trelleborg, B Shares (1)	1,797,901	27,922
Total Sweden (Cost $219,791)		305,676

SWITZERLAND 3.6%
Common Stocks 3.6%
ams (1)	2,850,172	47,942
DKSH Holding	700,914	45,018

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

Sensirion Holding (1)(4)	530,470	25,663
Tecan Group	277,809	116,511
Zur Rose Group (1)	258,681	71,479
Total Switzerland (Cost $191,376)		306,613

TAIWAN 1.4%

Common Stocks 1.4%
Silergy	563,000	33,775
Taiwan Union Technology	8,800,000	40,785
Wiwynn	1,582,000	42,415
Total Taiwan (Cost $58,749)		116,975

UNITED ARAB EMIRATES 0.6%

Common Stocks 0.6%
Air Arabia	65,192,167	20,451
Network International Holdings (GBP) (1)	6,207,003	32,762
Total United Arab Emirates (Cost $56,357)		53,213

UNITED KINGDOM 17.3%

Common Stocks 17.3%
Abcam	5,111,393	86,165
AJ Bell	5,908,773	33,224
Ascential (2)	22,199,879	78,024
ASOS (1)	1,780,038	77,865
Codemasters Group Holdings (1)	4,005,152	18,683
Croda International	593,249	44,277
Draper Esprit (1)(2)(4)	7,419,645	51,138
First Derivatives (2)	1,516,519	53,213
Funding Circle Holdings (1)(2)(4)	20,948,865	24,794
Genus	1,180,083	52,664
Helios Towers (1)	23,934,155	49,004
Hiscox	2,397,141	24,460
HomeServe	765,026	13,244
Howden Joinery Group	2,963,026	18,908

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

Intermediate Capital Group	4,308,482	75,416
Investec	5,859,306	11,478
IP Group (1)	9,854,478	8,564
IQE (1)(2)(4)	61,168,256	42,316
Keywords Studios (4)	2,480,499	61,610
LivaNova (USD) (1)	487,539	22,690
Naked Wines (2)(4)	4,188,504	22,972
Ninety One (1)	2,929,653	8,248
Ocado Group (1)	5,069,900	135,822
Playtech	10,227,240	40,011
Polypipe Group	4,513,884	23,803
Renishaw	823,031	52,128
Rightmove	3,690,646	26,635
Rotork	8,225,202	29,831
Spirax-Sarco Engineering	344,763	46,073
SSP Group	4,962,785	13,324
Syncona (1)(6)	9,928,781	30,725
Trainline (1)	9,049,574	48,674
Tyman (1)	7,442,372	17,111
Victrex	1,828,246	44,610
WANdisco (1)(2)(4)	2,725,562	18,945
Watches of Switzerland Group (1)	6,385,434	21,633
YouGov (2)	5,977,882	62,513
Total United Kingdom (Cost $1,241,755)		1,490,795

UNITED STATES 1.4%

Common Stocks 1.4%
Wix. com (1)	403,200	117,121
Total United States (Cost $24,386)		117,121

SHORT-TERM INVESTMENTS 2.8%

Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 0.13% (2)(7)	239,426,646	239,427
Total Short-Term Investments (Cost $239,427)		239,427

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.2%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3.2%
Short-Term Funds 3.2%
T. Rowe Price Short-Term Fund, 0.25% (2)(7)	27,246,152	272,461
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		272,461
Total Securities Lending Collateral (Cost $272,461)		272,461

Total Investments in Securities 103.0%
(Cost $6,492,706)		$8,867,167
Other Assets Less Liabilities (3.0)%		(258,912)
Net Assets 100.0%		$8,608,255

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4)	All or a portion of this security is on loan at July 31, 2020.
(5)	China A shares held through the QFII are subject to certain restrictions.
(6)	Organized as a closed-end management investment company.
(7)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CNH	Offshore China Renminbi
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
AIXTRON	$(756)	$22,103	$—
Ambea	(644)	(4,674)	—
Aruhi	5,606	(13,088)	480
Ascential	(1,742)	(20,251)	—
DIRTT Environmental Solutions	(1,382)	(21,507)	—
Draper Esprit	—	8,794	—
First Derivatives	(2,082)	10,559	173
Funding Circle Holdings	—	(1,459)	—
IQE	—	(16,473)	—
Luthai Textile, B Shares	(8,260)	1,699	189
Marcopolo	(321)	(12,496)	608
Naked Wines	(423)	9,699	294
Nextage	(426)	649	85
Obara Group	—	(1,910)	348
Spin Master	(2,358)	(16,278)	—
WANdisco	(278)	4,533	—
YouGov	2,186	19,374	327
T. Rowe Price Government
Reserve Fund	—	—	1,618
T. Rowe Price Short-Term Fund	—	—	—++
Affiliates not held at period end	(45,016)	39,726	—
Totals	$(55,896) #	$9,000	$4,122+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

Affiliated Companies (Continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	7/31/20
AIXTRON	$60,604	4,332	4,000$	83,039
Ambea	*	8,647	1,865	29,327
Aruhi	*	15,327	9,540	25,745
Ascential	94,948	8,848	5,521	78,024
DIRTT Environmental
Solutions	36,048	—	1,888	12,653
Draper Esprit	34,934	7,410	—	51,138
First Derivatives	46,831	—	4,177	53,213
Funding Circle Holdings	*	9,723	—	24,794
IQE	58,350	439	—	42,316
Luthai Textile, B Shares	18,654	—	14,284	6,069
Machvision	25,009	—	31,722	—
Marcopolo	35,259	—	1,461	21,302
Naked Wines	14,579	—	1,306	22,972
Nextage	*	37,781	1,692	52,150
Obara Group	*	6,234	—	34,603
Spin Master	53,974	—	3,634	34,062
WANdisco	14,827	—	415	18,945
Xaar	3,658	—	36,671	—
YouGov	43,632	—	493	62,513
T. Rowe Price Government
Reserve Fund	388,755	¤	¤	239,427
T. Rowe Price Short-Term
Fund	332,104	¤	¤	272,461
Total				$1,164,753^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $4,122 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,172,248.
*	On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Discovery Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$472,922$	7,861,055$	— $	8,333,977
Preferred Stocks	—	21,302	—	21,302
Short-Term Investments	239,427	—	—	239,427
Securities Lending Collateral	272,461	—	—	272,461
Total	$984,810$	7,882,357$	— $	8,867,167